Shareholder Report, Average Annual Return (Details)	10 Months Ended		12 Months Ended	34 Months Ended		54 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Advisors Capital Total Return - Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Advisors Capital Total Return - Equity Fund
Average Annual Return, Percent			13.23%				7.59%
Advisors Capital Small/Mid Cap Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Advisors Capital Small/Mid Cap Fund
Average Annual Return, Percent			8.68%				3.17%
Advisors Capital Tactical Fixed Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Advisors Capital Tactical Fixed Income Fund
Average Annual Return, Percent			2.96%				1.10%
Advisors Capital Active All Cap Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Advisors Capital Active All Cap Fund
Average Annual Return, Percent			14.23%	17.22%
Advisors Capital Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisors Capital Growth Fund
Average Annual Return, Percent		16.97%
Advisors Capital International Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisors Capital International Fund
Average Annual Return, Percent		6.70%
Advisors Capital Total Return - Equity Fund | S&P 500 3% Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 3% Capped Index*
Average Annual Return, Percent			16.29%				13.58%
Advisors Capital Small/Mid Cap Fund | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent			17.60%				14.23%
Advisors Capital Tactical Fixed Income Fund | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			2.88%				0.17%
Advisors Capital Active All Cap Fund | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent			17.60%	20.86%
Advisors Capital Growth Fund | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		14.79%
Advisors Capital International Fund | MSCI ACWI Ex USA NR USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA NR USD Index
Average Annual Return, Percent		24.86%
Advisors Capital Total Return - Equity Fund | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent			17.60%				14.23%
Advisors Capital Small/Mid Cap Fund | CRSP US Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						CRSP US Small Cap Index
Average Annual Return, Percent			8.66%				5.05%
Advisors Capital Tactical Fixed Income Fund | Bloomberg US Intermediate Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg US Intermediate Corporate Bond Index
Average Annual Return, Percent			5.08%				2.02%
Advisors Capital Active All Cap Fund | S&P 500® Equal Weight Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500® Equal Weight Index
Average Annual Return, Percent			7.85%	11.08%